Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2023	Mar. 31, 2023
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,522,501	¥ 1,538,107
Expected future policy benefits and expenses - Undiscounted	2,316,478	2,291,205
Expected future gross premiums - Discounted	1,389,250	1,429,503
Expected future policy benefits and expenses - Discounted	1,525,033	1,571,887
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,649,324	2,695,239
Expected future policy benefits and expenses - Undiscounted	2,582,806	2,578,630
Expected future gross premiums - Discounted	2,287,047	2,388,386
Expected future policy benefits and expenses - Discounted	1,839,144	1,918,462
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	687,445	626,411
Expected future policy benefits and expenses - Undiscounted	1,262,953	1,097,567
Expected future gross premiums - Discounted	519,357	492,588
Expected future policy benefits and expenses - Discounted	¥ 396,985	¥ 387,073